TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2015

Beginning balance	$5,360	$10,117
Additions (deductions) for prior year tax positions	(404)	36
Additions for current year tax positions	5,161	2,153

Ending balance	$10,117	$12,306

The Company's Israeli tax returns have been examined for all years including and prior to fiscal 2008, and the Company is no longer subject to audit for these periods. During 2013 the Israeli Tax Authorities (“ITA”) began assessment of 2009-2011 tax years.

As of December 31, 2015, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2015, 2014 and 2013 an amount of $ 36, ($ 404), and $ 541, respectively, was added (deducted) to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2015 and 2014, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 498 and $ 442 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company's U.S subsidiary is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

The Israeli corporate tax rate in 2014 and 2015 is 26.5% (2013 - 25%). A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

In August 2013, the Israeli Parliament issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law"), which consists, among others, of taxation of revaluation gains effective from August 1, 2013 but contingent on the publication of regulations that define what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, no such regulations were issued.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the amended Law, as amended in April 2005 a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

The Company's income derived from the Privileged Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership).

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Privileged Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Privileged Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Privileged Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Privileged Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.

The Company elected 2009 and 2012 as years of election according to the Law prior to the reform mentioned below.

In the event of distribution of dividends from tax-exempt income generated under Privileged or Approved Enterprise, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Privileged Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Privileged Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

Out of the Company's retained earnings as of December 31, 2015, $ 86,480 are tax-exempt attributable to its Privileged Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits, and an income tax liability of up to $ 17,296 would be incurred as of December 31, 2015.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

In 2012, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law as amended in July 2013, and starting January 1, 2014 the uniform tax rate will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel.

Under the transition provisions of the new legislation, the Company decided to irrevocably implement the new law, effective January 1, 2014.

Income from sources other than the "Preferred Enterprise" will be subject to the tax at the regular rate.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current taxes	$4,707	$7,706	$5,082
Deferred taxes	(699)	(1,775)	215

	$4,008	$5,931	$5,297

Domestic	$1,979	$4,899	$3,084
Foreign	2,029	1,032	2,213

	$4,008	$5,931	$5,297

	Year ended December 31,
	2013	2014	2015
Domestic taxes:

Current taxes	$1,692	$5,538	$2,715
Deferred taxes	287	(639)	369

	1,979	4,899	3,084
Foreign taxes:

Current taxes	3,015	2,168	2,367
Deferred taxes	(986)	(1,136)	(154)

	2,029	1,032	2,213

Taxes on income	$4,008	$5,931	$5,297

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015

Carryforward tax losses	$2,068	$1,625
Deferred revenues	2,096	4,172
Temporary differences	4,508	4,982
Intangible assets	556	294

Deferred tax assets before valuation allowance	9,228	11,073
Valuation allowance	(1,172)	(1,032)

Net deferred tax asset	8,056	10,041

Intangible assets, including goodwill	(2,515)	(2,931)
Depreciable assets	-	(1,840)
Unrealized gains on marketable securities	(56)	(419)

Deferred tax liability	(2,571)	(5,190)

Net deferred tax assets	$5,485	$4,851

The net change in the total valuation allowance for the year ended December 31, 2015 was mainly relates to utilization of the capital losses carryforwards.

	December 31,
	2014	2015

Domestic deferred tax asset, net	$1,386	$598
Foreign deferred tax asset, net	4,099	4,253

	$5,485	$4,851

Non-current deferred tax asset, net is included within other long-term assets in the balance sheets. Deferred taxes are carried directly to equity if the tax relates to equity items (see also Note 2ab).

e.	Foreign:

The Company's subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss relating to excess tax deduction from stock options prior to the adoption of ASC 718 on January 1, 2007. ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

Through December 31, 2015, the U.S. subsidiary had a U.S. federal loss carry forward of $ 5,702, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2023 and fiscal 2034.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of income	$22,063	$30,881	$23,866

Statutory tax rate	25%	26.5%	26.5%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$5,516	$8,183	$6,324
Tax adjustment in respect of different tax rate of foreign subsidiary	758	190	622
Non-deductible expenses and other permanent differences	544	772	322
Deferred taxes on losses for which valuation allowance was provided, net	-	270	377
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(320)	-	(555)
Stock compensation relating to stock options per ASC No. 718	1,343	1,624	1,186
Income taxes in respect of prior years	582	-	-
Approved, Privileged and Preferred enterprise benefits (*)	(4,338)	(5,154)	(3,047)
Other	(77)	46	68

Actual tax expense	$4,008	$5,931	$5,297

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.10	$0.11	$0.07

	Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.09	$0.11	$0.06

g.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$18,022	$28,203	$20,247
Foreign	4,041	2,678	3,619

Income before income taxes	$22,063	$30,881	$23,866